Fair Value Measurements	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements Disclosure

8. FAIR VALUE MEASUREMENTS

As of December 31, 2012 and December 31, 2013, the carrying amount of the Company’s cash and cash equivalents, accounts receivable, prepayments and other current assets, amounts due from/to related parties, accounts payable, and accrued expenses and other current liabilities approximated fair value due to their short maturities. Accounts receivable, prepayments and other current assets, amounts due from/to related parties, accounts payable, and accrued expenses and other current liabilities, which are measured at carrying value, would represent Level 3 fair value measurements if carried at fair value due to the presence of significant unobservable inputs. The Company’s cash and cash equivalents would represent either Level 1 or Level 2 measurements depending on the presence of significant observable inputs such as interest rates.  There are no financial assets or liabilities that are being measured at fair value on a recurring basis at December 31, 2012 or December 31, 2013.

On a non-recurring basis, the Group tests its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of a long-lived asset may not be recoverable.  The Group measures the fair value of long-lived assets using discounted cash flow modelling and unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, as well as appropriate discount rates which consider costs of capital and risk premia. During the years ended December 31, 2011, 2012 and 2013, the Group recognized impairment losses of $1.4 million, nil and $21.0 million for its intangible assets, respectively, and recognized an impairment loss of $6.2 million for goodwill in 2013.

The Group has not presented tabular disclosures or further qualitative information regarding fair value for these long-lived Level 3-classified assets because the related assets have been fully written off in 2011 and 2013.  Accordingly, the related fair values are zero. See Notes 5 and 7 for additional information, including rollforward information pertaining to the assets.